UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-4019

Exact name of registrant as specified in charter:  USAA INVESTMENT TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2005



ITEM 1. REPORT TO STOCKHOLDERS.
USAA PRECIOUS METALS AND MINERALS FUND - SEMIANNUAL REPORT FOR PERIOD ENDING NOVEMBER 30, 2005



[LOGO OF USAA]
    USAA(R)

                       USAA PRECIOUS METALS
                                and MINERALS Fund

                            [GRAPHIC OF USAA PRECIOUS METALS AND MINERALS FUND]

                    S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    NOVEMBER 30, 2005

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

MANAGER'S COMMENTARY                                                         4

FUND RECOGNITION                                                             6

INVESTMENT OVERVIEW                                                          7

FINANCIAL INFORMATION

   Portfolio of Investments                                                 11

   Notes to Portfolio of Investments                                        14

   Financial Statements                                                     16

   Notes to Financial Statements                                            19

EXPENSE EXAMPLE                                                             31

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2006, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                        "

                                       WE WILL CONTINUE TO LOOK FOR VALUE
[PHOTO OF CHRISTOPHER W. CLAUS]      IN OUR INVESTMENTS, EXAMINE THE RISKS,
                                     AND MAINTAIN OUR INVESTMENT DISCIPLINE.

                                                        "

                                                                   December 2005
--------------------------------------------------------------------------------

                 As I write to you during the final weeks of 2005, I am watching some interesting dynamics that could affect all of us in the new year.

                 In 2006, we expect the Federal Reserve Board (the Fed) to stop tightening short-term interest rates. After raising rates to 4.25% in December 2005, Fed governors, we believe, are likely to hike rates at least one more time on January 31, 2006. If the Fed keeps tightening, there is the possibility that short-term interest rates could eventually be higher than long-term rates, resulting in what is called an inverted yield curve. In some cases, an inverted yield curve has been the precursor of an economic downturn.

                 For the moment, however, the U.S. economy appears to be on solid footing, with estimates for gross domestic product (GDP) growth of about 3% for 2006. While the country is not experiencing an economic boom, we can expect moderate growth in the months ahead, which should translate into gains in corporate earnings in the mid-single digits. Whether earnings will be robust enough to support current stock market valuations, however, remains uncertain. Beyond our shores, international stocks outperformed U.S. equities during 2005. We believe we could see a repeat of this in 2006.

                 In the gold market, prices have continued to rise, fueled by high oil prices, strong investor demand, and an increase in consumer purchases of jewelry. We expect these conditions to persist during 2006.

                 I believe the housing market is at or near the peak in the number of units sold. Inventory has grown, mortgage rates are inching

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 upward, and some institutions have tightened their lending standards. If housing prices fall, the first to feel the pain could be investors who are "flipping" properties using interest-only or adjustable-rate mortgages (ARMs). The dramatic increase in short-term rates would be particularly painful for housing investors also, especially those with ARMs and interest-only mortgages.

                 Among the biggest stories of 2005 was the resiliency of long-term interest rates. Instead of spiking higher, they were range bound most of the year. In 2006, both short- and long-term rates will continue to be a key market indicator. If rates rise, bond prices will fall - hurting the bond market.

                 Going forward, two factors will have great influence on long-term rates. One is inflation, which appears to be under control at present. The second is the purchase of U.S. debt by foreign investors, which helps us support our budget deficit. With interest rates in other countries significantly lower, it seems likely that foreign demand will remain strong, buoying U.S. bonds. We believe that long-term rates will not spike dramatically but continue to drift upward in a manageable fashion.

                 In this environment, our central concern is that we are paid for the risk we take in all our portfolios. It makes sense to be cautious; there is some risk in the market, but risk premiums are very low.

                 We will continue to look for value in our investments, examine the risks, and maintain our investment discipline. From all of us at USAA Investment Management Company, thank you for your business and the opportunity to serve your investment needs.

                 Sincerely,

                 /S/ CHRISTOPHER W. CLAUS

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF MARK JOHNSON]    MARK JOHNSON, CFA
                           USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 The USAA Precious Metals and Minerals Fund had a total return of 37.87% for the six months ended November 30, 2005. This compares to a 34.17% return for the Lipper Gold Oriented Funds Average, 35.46% for the Lipper Gold Funds Index, 33.59% for the Philadelphia Gold & Silver Index (XAU), and 5.88% for the S&P 500 Index.

WHAT HAPPENED IN THE GOLD MARKET DURING THE PERIOD?

                 The price of an ounce of gold jumped from $417.25 on May 31, 2005, to $493.08 on November 30, 2005, an increase of 18.17%.
                 In our last annual report, we discussed how the unexpected rally in the U.S. dollar earlier in 2005 had caused the price of gold to fall, given that gold prices and the dollar have traditionally moved in opposite directions. Since the defeat of the European constitution in May 2005, however, we've seen a sea change in the gold market that has allowed the price of gold to break from the dollar and continue rising. Gold is still acting like a currency, but instead of trading against just one -- the dollar -- it has started to trade against all of them.

                 Several other factors combined to help drive gold prices higher. First, high oil prices raised the specter of inflation, leading to greater investment demand. Second, buying out of Asia, India, and the Middle East of both jewelry and bars is up, reflecting the strong economies of those regions.

                 REFER TO PAGE 9 FOR BENCHMARK DEFINITIONS.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

HOW DID THE FUND OUTPERFORM THE LIPPER GOLD ORIENTED FUNDS AVERAGE?

                 Our core gold position did quite well, and we also benefited from an above-average weighting in platinum stocks.

WHAT'S YOUR OUTLOOK?

                 The price of gold moved above $500 in early December 2005, so we are a bit cautious on the short-term outlook. A big reason for our caution is the very high level of net long positions on the Comex, which points to an overbought market.

                 Longer term, we are fairly bullish. The U.S. dollar, still the world's most important currency, needs to decline further. We have yet to address, as Federal Reserve Board (the Fed) Chairman Alan Greenspan recently put it, our "pernicious drift toward fiscal instability." We expect continued accumulation of wealth in oil-producing countries, and the supply/demand picture remains solid. Additionally, if the Fed stops raising rates early next year, it should be positive for gold prices, especially if inflation rates do not abate.

                 Of course, it's very difficult to predict how gold or any volatile market will do over the short term. We focus on trying to find the best companies and giving our shareholders exposure to the benefits of precious metals and minerals. It's this exposure itself that is the biggest benefit of the Fund; because the Fund is typically inversely correlated to other USAA funds, a small holding should noticeably reduce your overall portfolio volatility.

                 On behalf of everyone at USAA, we thank you for your investment in the Fund.

                 FOREIGN AND PRECIOUS METALS AND MINERALS INVESTING ARE SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

                 THE COMMODITY EXCHANGE, OR COMEX, IS A LEADING U.S. EXCHANGE FOR METALS FUTURES AND OPTIONS TRADING.

6

 F U N D
========------------------------------------------------------------------------
         RECOGNITION

USAA PRECIOUS METALS AND MINERALS FUND

--------------------------------------------------------------------------------

                         OVERALL MORNINGSTAR RATING(TM)
        out of 52 specialty - precious metals funds for the period ending
                               November 30, 2005:

                                 OVERALL RATING
                                   *  *  *  *

     3-YEAR                          5-YEAR                          10-YEAR
    * * * *                         * * * *                          * * * *
 out of 52 funds                 out of 41 funds                 out of 30 funds

          The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Ratings metrics.
                  Ratings are based on risk-adjusted returns.

--------------------------------------------------------------------------------

             [LOGO OF LIPPER LEADER         [LOGO OF LIPPER LEADER
                  TOTAL RETURN]                CONSISTENT RETURN]

The Fund is listed as a Lipper Leader for Total Return and Consistent Return among 43 funds within the Lipper Gold Oriented Funds category for the overall period ending November 30, 2005. The Fund received a Lipper Leader rating for Total Return among 34 and 22 funds for the five- and 10-year periods, respectively, and a score of 2 among 43 funds for the three-year period. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers as of November 30, 2005.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. (EACH SHARE CLASS IS COUNTED AS A FRACTION OF ONE FUND WITHIN THIS SCALE AND RATED SEPARATELY, WHICH MAY CAUSE SLIGHT VARIATIONS IN THE DISTRIBUTION PERCENTAGES.)

LIPPER RATINGS FOR CONSISTENT RETURN REFLECT FUNDS' HISTORICAL RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS, AS OF NOVEMBER 30, 2005. THE FUND RECEIVED A LIPPER LEADER RATING FOR CONSISTENT RETURN AMONG 43, 34, AND 19 FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN AND CONSISTENT RETURN METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2006, REUTERS, ALL RIGHTS RESERVED.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA PRECIOUS METALS AND MINERALS FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Long-term capital appreciation and to protect the purchasing power of shareholders' capital against inflation; secondary objective of current income.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Normally invests at least 80% of the Fund's assets in equity securities of domestic and foreign companies principally engaged in the exploration, mining, or processing of gold and other precious metals and minerals.

--------------------------------------------------------------------------------
                                        11/30/05                    5/31/05
--------------------------------------------------------------------------------
Net Assets                           $352.6 Million             $275.8 Million
Net Asset Value Per Share                $18.76                     $13.60

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/05
--------------------------------------------------------------------------------

5/31/05 TO 11/30/05*            1 YEAR           5 YEARS            10 YEARS
       37.87%                   15.06%            35.16%              9.11%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

                 The performance data quoted represents past performance and is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. For performance data current to the most recent month-end, visit usaa.com.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDEND AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                                    [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                 USAA PRECIOUS      LIPPER GOLD                                          PHILADELPHIA
                                   METALS AND     ORIENTED FUNDS      LIPPER GOLD                       GOLD & SILVER
               S&P 500 INDEX     MINERALS FUND       AVERAGE          FUNDS INDEX       LONDON GOLD       INDEX (XAU)
               -------------     -------------    --------------      -----------       -----------     -------------
11/30/95        $10,000.00        $10,000.00        $10,000.00        $10,000.00        $10,000.00        $10,000.00
12/31/95         10,192.63         10,225.79         10,156.07         10,186.46          9,979.37          9,944.77
01/31/96         10,539.13         12,264.08         11,922.09         12,131.11         10,457.71         11,649.29
02/29/96         10,637.18         12,424.39         12,534.60         12,396.12         10,331.36         11,907.15
03/31/96         10,739.59         12,344.24         12,707.12         12,436.37         10,220.47         11,895.37
04/30/96         10,897.78         12,286.98         13,087.92         12,698.04         10,090.25         11,864.40
05/31/96         11,178.35         12,733.57         13,924.89         13,502.11         10,070.91         12,339.75
06/30/96         11,220.97         11,061.72         12,007.98         11,587.73          9,850.44         10,258.89
07/31/96         10,725.50         10,786.89         11,710.23         11,347.83          9,935.53         10,313.76
08/31/96         10,952.08         11,222.03         12,469.23         11,979.18          9,965.19         10,339.89
09/30/96         11,567.94         10,500.62         11,922.44         11,357.34          9,773.08          9,562.01
10/31/96         11,886.87         10,420.46         11,755.91         11,242.97          9,785.97          9,599.36
11/30/96         12,784.59         10,271.59         11,449.66         10,872.54          9,574.52          9,998.49
12/31/96         12,531.33         10,225.79         11,336.14         10,666.94          9,521.66          9,718.13
01/31/97         13,313.81          9,676.14         10,718.66         10,059.80          8,909.23          9,174.82
02/28/97         13,418.33         10,867.05         12,006.18         11,339.25          9,247.03         10,203.05
03/31/97         12,868.02          9,344.06         10,354.96          9,750.79          8,977.57          8,681.06
04/30/97         13,635.54          8,771.51          9,639.83          9,082.63          8,771.27          7,828.11
05/31/97         14,469.19          9,263.90         10,069.60          9,429.80          8,911.81          8,716.20
06/30/97         15,112.43          8,599.74          9,241.37          8,591.74          8,626.87          7,994.67
07/31/97         16,314.61          8,233.31          8,894.13          8,253.93          8,415.42          8,196.75
08/31/97         15,401.32          8,405.07          8,941.13          8,289.83          8,389.63          8,283.16
09/30/97         16,244.32          8,908.92          9,389.69          8,684.42          8,563.69          9,173.73
10/31/97         15,702.41          7,569.15          7,891.75          7,259.01          8,029.91          7,367.42
11/30/97         16,428.71          6,011.80          6,323.74          5,721.81          7,653.43          5,951.92
12/31/97         16,710.65          6,320.98          6,546.78          5,979.81          7,483.24          6,236.70
01/31/98         16,895.30          6,721.77          6,884.52          6,326.38          7,861.01          6,302.27
02/28/98         18,113.16          6,595.81          6,743.30          6,133.82          7,668.90          6,346.60
03/31/98         19,039.96          7,111.10          7,137.63          6,489.32          7,761.73          6,873.66
04/30/98         19,234.93          7,775.27          7,646.83          6,942.00          8,011.86          7,402.87
05/31/98         18,904.77          6,721.77          6,560.03          5,915.85          7,570.91          6,299.03
06/30/98         19,672.11          6,114.86          5,962.48          5,292.36          7,640.54          6,048.22
07/31/98         19,464.20          5,645.37          5,605.79          4,972.36          7,448.43          5,309.92
08/31/98         16,652.08          4,225.44          4,328.91          3,820.56          7,050.03          4,130.96
09/30/98         17,719.75          6,424.04          6,207.01          5,504.50          7,577.36          6,336.27
10/31/98         19,158.87          6,492.75          6,171.58          5,422.97          7,537.39          6,375.42
11/30/98         20,319.57          6,355.33          6,002.47          5,241.57          7,599.28          6,009.98
12/31/98         21,489.72          6,389.69          5,892.67          5,214.13          7,421.35          5,504.01
01/31/99         22,388.01          6,286.63          5,792.95          5,093.49          7,359.46          5,359.15
02/28/99         21,692.32          6,091.96          5,620.53          4,966.92          7,402.01          5,131.98
03/31/99         22,559.97          6,126.31          5,672.32          4,991.38          7,206.03          5,071.91
04/30/99         23,433.59          7,042.40          6,477.81          5,709.48          7,390.41          6,238.94
05/31/99         22,880.85          6,103.41          5,605.66          4,888.68          6,926.25          5,185.31
06/30/99         24,147.21          6,378.24          5,842.11          5,088.54          6,730.27          5,701.54
07/31/99         23,396.51          5,920.19          5,502.81          4,829.59          6,591.03          5,355.68
08/31/99         23,280.68          6,080.51          5,719.54          5,004.44          6,570.40          5,796.64
09/30/99         22,643.25          7,592.05          6,949.98          6,110.76          7,710.16          6,908.79
10/31/99         24,075.52          6,962.24          6,238.32          5,507.13          7,712.74          5,988.33
11/30/99         24,564.89          6,675.96          6,110.63          5,356.02          7,512.89          5,782.15
12/31/99         26,009.70          6,847.73          6,248.09          5,443.25          7,484.53          5,862.36
01/31/00         24,703.06          6,160.67          5,640.12          4,904.97          7,305.31          5,173.24
02/29/00         24,235.93          6,206.47          5,613.51          4,897.42          7,572.20          5,192.07
03/31/00         26,605.37          5,862.94          5,330.61          4,625.26          7,136.41          4,913.67
04/30/00         25,805.21          5,507.96          4,995.13          4,377.26          7,092.57          4,761.47
05/31/00         25,276.21          5,576.66          5,069.67          4,433.88          7,020.37          4,914.22
06/30/00         25,898.72          6,000.35          5,333.74          4,681.81          7,430.38          5,048.96
07/31/00         25,494.17          5,565.21          4,937.50          4,356.91          7,136.41          4,441.12
08/31/00         27,076.84          5,966.00          5,336.85          4,644.54          7,142.86          4,602.53
09/30/00         25,647.72          5,530.86          4,995.30          4,329.51          7,056.47          4,390.71
10/31/00         25,538.76          5,004.11          4,559.36          3,944.61          6,820.53          3,858.60
11/30/00         23,526.93          5,301.84          4,802.54          4,115.71          6,939.14          4,158.48
12/31/00         23,642.35          5,822.17          5,230.44          4,499.20          7,077.10          4,541.93
01/31/01         24,480.65          5,741.62          5,247.75          4,493.42          6,820.53          4,316.65
02/28/01         22,249.90          5,994.76          5,477.59          4,677.85          6,877.26          4,665.69
03/31/01         20,841.15          5,499.99          4,974.45          4,250.92          6,645.18          4,228.09
04/30/01         22,459.43          6,397.48          5,707.94          4,880.35          6,785.71          4,900.04
05/31/01         22,610.10          6,719.65          5,964.16          5,105.12          6,897.89          5,088.20
06/30/01         22,060.00          6,949.78          5,950.36          5,138.74          6,977.82          4,743.76
07/31/01         21,842.75          6,558.57          5,618.57          4,865.27          6,856.63          4,726.83
08/31/01         20,476.73          6,995.80          5,911.45          5,142.04          7,039.71          5,059.93
09/30/01         18,823.32          7,306.47          6,067.84          5,310.11          7,558.02          5,171.12
10/31/01         19,182.47          7,156.89          5,914.59          5,199.21          7,187.98          4,880.69
11/30/01         20,653.52          7,214.42          5,908.76          5,200.91          7,104.18          4,716.30
12/31/01         20,834.56          7,625.19          6,213.17          5,454.89          7,129.96          4,885.11
01/31/02         20,530.69          8,633.39          6,917.73          6,072.02          7,279.53          5,504.39
02/28/02         20,134.66          9,606.82          7,647.44          6,685.28          7,654.72          5,868.89
03/31/02         20,892.00         10,591.83          8,386.88          7,331.62          7,772.05          6,388.59
04/30/02         19,625.92         11,229.20          8,910.65          7,771.69          7,947.40          6,665.26
05/31/02         19,481.84         13,570.06         10,648.52          9,212.21          8,421.87          7,611.33
06/30/02         18,094.63         11,727.50          9,278.27          8,085.38          8,213.00          6,459.28
07/31/02         16,684.49          9,734.29          7,641.60          6,702.70          7,855.85          5,472.24
08/31/02         16,793.72         11,449.38          8,877.11          7,784.02          8,066.01          6,326.09
09/30/02         14,970.40         11,472.55          8,932.53          7,847.06          8,347.09          6,352.39
10/31/02         16,286.59         10,533.89          8,157.00          7,193.19          8,171.74          5,778.54
11/30/02         17,244.27         10,580.24          8,230.33          7,205.42          8,227.18          5,773.07
12/31/02         16,231.72         12,780.54         10,050.75          8,768.02          8,953.07          7,002.77
01/31/03         15,807.33         13,129.54         10,189.63          8,852.58          9,476.53          7,024.67
02/28/03         15,569.80         12,106.61          9,568.12          8,314.70          8,959.52          6,610.07
03/31/03         15,720.55         11,444.72          8,860.98          7,702.55          8,634.61          6,149.82
04/30/03         17,014.85         11,480.82          8,808.52          7,680.16          8,683.60          6,003.42
05/31/03         17,910.46         12,876.82          9,798.16          8,559.40          9,319.24          6,762.62
06/30/03         18,139.25         13,394.29         10,104.87          8,813.38          8,922.12          7,242.67
07/31/03         18,459.22         14,369.08         10,637.36          9,303.21          9,147.76          7,471.96
08/31/03         18,818.51         16,583.41         12,141.69         10,636.25          9,685.40          8,411.72
09/30/03         18,619.25         17,377.68         12,549.70         11,015.06         10,005.16          8,427.80
10/31/03         19,672.00         19,820.67         14,159.29         12,326.55          9,960.03          9,074.50
11/30/03         19,844.88         22,540.44         15,930.36         13,364.28         10,272.05         10,153.62
12/31/03         20,884.91         21,909.46         15,675.26         13,534.48         10,733.63         10,080.85
01/31/04         21,268.17         19,686.95         14,164.12         12,268.20         10,308.15          8,860.47
02/29/04         21,563.69         19,952.14         14,617.65         12,506.81         10,207.58          9,269.09
03/31/04         21,238.41         21,303.32         15,446.70         13,255.06         10,925.73          9,755.38
04/30/04         20,905.45         16,946.69         12,128.18         10,492.75         10,018.05          7,621.29
05/31/04         21,191.76         18,335.76         13,026.65         11,282.92         10,140.54          8,365.30
06/30/04         21,603.71         17,767.50         12,654.53         10,934.38         10,206.29          8,037.80
07/31/04         20,888.78         17,161.36         12,359.39         10,736.50         10,092.83          8,106.00
08/31/04         20,972.48         18,222.11         13,141.19         11,438.22         10,501.55          8,849.66
09/30/04         21,199.68         19,497.53         14,405.62         12,501.75         10,718.15          9,524.61
10/31/04         21,523.55         19,939.51         14,632.82         12,749.38         10,973.44          9,667.72
11/30/04         22,394.15         20,785.58         15,343.82         13,438.43         11,691.59          9,992.46
12/31/04         23,155.96         19,553.92         14,466.28         12,700.73         11,232.59          9,305.27
01/31/05         22,591.54         18,482.47         13,654.14         12,035.60         10,885.77          8,566.48
02/28/05         23,066.70         19,745.25         14,698.41         12,972.48         11,228.73          9,289.31
03/31/05         22,658.66         18,852.38         13,973.64         12,291.33         11,023.72          8,816.53
04/30/05         22,229.13         17,092.14         12,602.31         11,119.04         11,235.17          7,860.82
05/31/05         22,935.81         17,347.25         12,760.50         11,275.79         10,687.21          8,133.18
06/30/05         22,968.67         19,120.24         13,866.52         12,219.24         11,271.27          8,768.93
07/31/05         23,822.47         18,941.67         13,752.62         12,223.29         11,062.40          8,562.55
08/31/05         23,605.23         20,102.40         14,442.65         12,789.51         11,172.00          9,049.73
09/30/05         23,796.32         23,150.92         16,720.40         14,825.00         12,203.46         10,686.41
10/31/05         23,399.41         21,594.77         15,634.40         13,864.53         12,138.99         10,073.20
11/30/05         24,283.54         23,916.24         17,137.51         15,273.72         12,781.07         10,865.08

                                                     [END CHART]

                      DATA FROM 11/30/95 THROUGH 11/30/05.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Precious Metals and Minerals Fund to the following benchmarks:

                 o The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

                 o The Lipper Gold Oriented Funds Average is an average
                   performance level of all gold-oriented funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                 o The Lipper Gold Funds Index tracks the total return
                   performance of the 10 largest funds within the Lipper Gold Oriented Funds category.

                 o London Gold represents the performance of gold bullion by tracking the price of gold set in London.

                 o The Philadelphia Gold & Silver Index, typically referred to as the XAU, represents 12 holdings in the gold and silver sector.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

---------------------------------------------------
               TOP 10 EQUITY HOLDINGS
                 (% of Net Assets)
---------------------------------------------------

Impala Platinum Holdings Ltd.                  7.4%

Goldcorp, Inc.                                 7.2%

Glamis Gold Ltd.                               6.3%

Newcrest Mining Ltd.                           6.2%

Anglo American Platinum Corp.                  5.6%

Newmont Mining Corp.                           5.0%

Meridian Gold, Inc.                            4.4%

Randgold Resources Ltd. ADR                    4.2%

Aber Diamond Corp.                             4.1%

Agnico-Eagle Mines Ltd.                        4.1%
---------------------------------------------------

                  ASSET ALLOCATION
                      11/30/05

                         [PIE CHART OF ASSET ALLOCATION]

Gold                                          74.4%
Platinum Group Metals                         15.6%
Diamonds                                       4.1%
Other*                                        16.5%

                    [END CHART]

                 *INCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS
                  PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED.

                 PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 11-13.

                 FOREIGN AND PRECIOUS METALS AND MINERALS INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2005 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (94.1%)

              STOCKS (94.0%)
              --------------
              GOLD (74.3%)

              AUSTRALIAN GOLD COMPANIES (12.7%)
 5,000,000    Ballarat Goldfields NL*(b)                                                        $  1,243
 6,000,000    Lihir Gold Ltd.*(b)                                                                  9,531
 1,400,000    Newcrest Mining Ltd.(b)                                                             21,810
 8,000,000    Oxiana Ltd.*(b,c)                                                                    8,133
 2,000,000    Sino Gold Ltd.*(b)                                                                   4,125
                                                                                                --------
                                                                                                  44,842
                                                                                                --------
              EUROPEAN GOLD COMPANIES (4.2%)
   950,000    Randgold Resources Ltd. ADR*                                                        14,953
                                                                                                --------
              NORTH AMERICAN GOLD COMPANIES (53.4%)
 1,000,000    Agnico-Eagle Mines Ltd.                                                             14,630
   750,000    American Bonanza Gold Corp.*                                                           299
 1,400,000    Aurizon Mines Ltd.*                                                                  1,560
   400,000    Barrick Gold Corp.(c)                                                               10,644
 4,000,000    Cambior, Inc.*                                                                       8,880
 1,700,000    Desert Sun Mining Corp.*                                                             3,351
 3,000,000    Eldorado Gold Corp.*                                                                12,009
   200,000    Freeport-McMoRan Copper & Gold, Inc. "B"                                            10,422
   150,000    Gabriel Resources Ltd.*                                                                303
   900,000    Gammon Lake Resources, Inc.*                                                         8,062
 1,000,000    Glamis Gold Ltd.*(c)                                                                22,290
 1,200,000    Glencairn Gold Corp.*                                                                  427
 1,250,000    Goldcorp, Inc.(c)                                                                   25,400
 1,100,000    Hecla Mining Co.*                                                                    3,894
   800,000    Meridian Gold, Inc.*                                                                15,392
   450,000    Metallic Ventures Gold, Inc.*                                                          675
   500,000    Mexgold Resources, Inc.*(c)                                                          1,564
   325,000    Minefinders Corp. Ltd.*                                                              1,664
   380,000    Newmont Mining Corp.                                                                17,526
   430,000    Placer Dome, Inc.                                                                    9,434
   300,000    Royal Gold, Inc.(c)                                                                  7,806
   900,000    Wolfden Resources, Inc.*                                                             2,623
 2,000,000    Yamana Gold, Inc.*                                                                   9,446
                                                                                                --------
                                                                                                 188,301
                                                                                                --------

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2005 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              SOUTH AMERICAN GOLD COMPANIES (4.0%)
   500,000    Compania de Minas Buenaventura S.A. ADR                                           $ 14,010
                                                                                                --------
              Total gold (cost: $144,888)                                                        262,106
                                                                                                --------
              DIAMONDS (4.1%)
   400,000    Aber Diamond Corp. (cost: $6,635)                                                   14,315
                                                                                                --------
              PLATINUM GROUP METALS (15.6%)
   300,000    Anglo American Platinum Corp.                                                       19,870
   200,000    Impala Platinum Holdings Ltd.                                                       26,182
   320,000    Lonmin, plc                                                                          8,981
                                                                                                --------
              Total platinum group metals (cost: $28,669)                                         55,033
                                                                                                --------
              Total stocks (cost: $180,192)                                                      331,454
                                                                                                --------
              WARRANTS (0.1%)
              ---------------
              NORTH AMERICAN GOLD COMPANIES
 1,500,000    American Bonanza Gold Corp. (acquired 11/10/2003; cost $0)*(a,b)                         -
    38,500    Desert Sun Mining Corp.*                                                                24
 1,350,000    Glencairn Gold Corp.*                                                                  127
    60,000    Metallic Ventures Gold, Inc.*                                                            7
   332,500    Mexgold Resources, Inc. (acquired 2/18/2004; cost $199)*(a,b)                          328
                                                                                                --------
              Total warrants (cost: $466)                                                            486
                                                                                                --------
              Total equity securities (cost: $180,658)                                           331,940
                                                                                                --------

 PRINCIPAL
    AMOUNT
     (000)
----------
              MONEY MARKET INSTRUMENTS (6.6%)

              COMMERCIAL PAPER
   $12,918    Countrywide Financial Corp., 4.07%, 12/05/2005                                      12,912
    10,269    Gotham Funding Corp., 4.05%, 12/01/2005(f,g)                                        10,269
                                                                                                --------
              Total money market instruments (cost: $23,181)                                      23,181
                                                                                                --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2005 (UNAUDITED)

 PRINCIPAL                                                                                        MARKET
    AMOUNT                                                                                         VALUE
     (000)    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH
              COLLATERAL FROM SECURITIES LOANED (9.9%)

              REPURCHASE AGREEMENTS (9.7%)(e)
   $14,500    CS First Boston, LLC, 4.02%, acquired on 11/30/2005 and due
                12/01/2005 at $14,500 (collateralized by $14,670 of Federal Home
                Loan Bank Bonds(h), 4.88%, due 8/16/2010; market value $14,794)                 $ 14,500
     5,000    Deutsche Bank Securities, Inc., 4.00%, acquired on 11/30/2005 and due 12/01/2005 at $5,000 (collateralized by $2,304 of
                Freddie Mac Notes(h), 3.05%, due 12/29/2006, and $2,847 of
                Fannie Mae Notes(h), 6.00%, due 8/14/2023; combined market
                value $5,100)                                                                      5,000
    14,500    Lehman Brothers, Inc., 3.99%, acquired on 11/30/2005 and due
                12/01/2005 at $14,500 (collateralized by $15,320 of Federal Home
                Loan Bank Bonds(h), 3.50%, due 11/28/2008; market value $14,793)                  14,500
                                                                                                --------
                                                                                                  34,000
                                                                                                --------
    NUMBER
 OF SHARES
----------
              MONEY MARKET FUNDS (0.2%)
   804,888    AIM Short-Term Investment Co. Liquid Assets Portfolio, 4.00%(d)                        805
    12,162    Merrill Lynch Premier Institutional Fund, 3.91%(d)                                      12
                                                                                                --------
                                                                                                     817
                                                                                                --------
              Total short-term investments purchased with cash collateral
                from securities loaned (cost: $34,817)                                            34,817
                                                                                                --------

              TOTAL INVESTMENTS (COST: $238,656)                                                $389,938
                                                                                                ========

14

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

          Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

          The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

          ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

          (a) Security that has been deemed illiquid by USAA Investment Management Company (the Manager), under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at November 30, 2005, was $328,000, which represented 0.09% of the Fund's net assets.

          (b) Security was fair valued at November 30, 2005, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

          (c) The security or a portion thereof was out on loan as of November 30, 2005.

          (d) Rate represents the money market fund annualized seven-day yield at November 30, 2005.

          (e) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2005 (UNAUDITED)

          (f) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

          (g) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

          (h) U.S. government agency issues. Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

          * Non-income-producing security for the 12 months preceding November 30, 2005.

          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

16

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2005 (UNAUDITED)

ASSETS
  Investments in securities, at market value (including securities
    on loan of $32,192) (identified cost of $238,656)                         $389,938
  Receivables:
    Capital shares sold                                                            321
    Dividends and interest                                                         162
    Other                                                                           16
  Unrealized appreciation on foreign currency contracts held, at value               1
                                                                              --------
      Total assets                                                             390,438
                                                                              --------
LIABILITIES
  Payables:
    Upon return of securities loaned                                            34,496
    Securities purchased                                                         2,375
    Capital shares redeemed                                                        377
  Accrued management fees                                                          218
  Accrued transfer agent's fees                                                      5
  Other accrued expenses and payables                                               39
  Bank overdraft                                                                   321
                                                                              --------
      Total liabilities                                                         37,831
                                                                              --------
        Net assets applicable to capital shares outstanding                   $352,607
                                                                              ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                             $213,095
  Accumulated undistributed net investment loss                                (13,898)
  Accumulated net realized gain on investments                                   2,128
  Net unrealized appreciation of investments                                   151,282
                                                                              --------
        Net assets applicable to capital shares outstanding                   $352,607
                                                                              ========
  Capital shares outstanding, unlimited number of shares authorized,
    no par value                                                                18,801
                                                                              ========
  Net asset value, redemption price, and offering price per share             $  18.76
                                                                              ========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA PRECIOUS METALS AND MINERALS FUND
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2005 (UNAUDITED)

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $62)                             $ 1,694
  Interest                                                                         247
  Securities lending                                                                63
                                                                               -------
    Total income                                                                 2,004
                                                                               -------
EXPENSES
  Management fees                                                                1,229
  Administration and servicing fees                                                236
  Transfer agent's fees                                                            370
  Custody and accounting fees                                                       51
  Postage                                                                           33
  Shareholder reporting fees                                                        11
  Trustees' fees                                                                     4
  Registration fees                                                                 18
  Professional fees                                                                 23
  Other                                                                              6
                                                                               -------
    Total expenses                                                               1,981
  Expenses paid indirectly                                                         (14)
                                                                               -------
    Net expenses                                                                 1,967
                                                                               -------
NET INVESTMENT INCOME                                                               37
                                                                               -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY
  Net realized gain on:
    Investments                                                                  6,497
    Foreign currency transactions                                                    2
  Change in net unrealized appreciation/depreciation of:
    Investments                                                                 93,248
    Foreign currency translations                                                   (2)
                                                                               -------
      Net realized and unrealized gain                                          99,745
                                                                               -------
  Increase in net assets resulting from operations                             $99,782
                                                                               =======

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA PRECIOUS METALS AND MINERALS FUND
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2005 (UNAUDITED), AND YEAR ENDED
MAY 31, 2005

                                                                     11/30/2005        5/31/2005
                                                                     ---------------------------
FROM OPERATIONS
  Net investment income                                                $     37        $     176
  Net realized gain on investments                                        6,497            1,875
  Net realized gain on foreign currency transactions                          2              139
  Change in net unrealized appreciation/depreciation of:
    Investments                                                          93,248          (18,366)
    Foreign currency translations                                            (2)             (95)
                                                                       -------------------------
    Increase (decrease) in net assets resulting
      from operations                                                    99,782          (16,271)
                                                                       -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gains                                                          -           (3,247)
                                                                       -------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                              42,962          109,059
  Reinvested dividends                                                        -            2,711
  Cost of shares redeemed                                               (65,905)        (108,097)
                                                                       -------------------------
    Increase (decrease) in net assets from capital
      share transactions                                                (22,943)           3,673
                                                                       -------------------------
  Capital contribution from USAA Investment
    Management Company                                                        -                4
                                                                       -------------------------
  Net increase (decrease) in net assets                                  76,839          (15,841)

NET ASSETS
    Beginning of period                                                 275,768          291,609
                                                                       -------------------------
    End of period                                                      $352,607        $ 275,768
                                                                       =========================
  Accumulated undistributed net investment loss:
    End of period                                                      $(13,898)       $ (13,935)
                                                                       =========================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                             2,573            7,429
  Shares issued for dividends reinvested                                      -              178
  Shares redeemed                                                        (4,042)          (7,420)
                                                                       -------------------------
    Increase (decease) in shares outstanding                             (1,469)             187
                                                                       =========================

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2005 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

          USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Massachusetts business trust consisting of 10 separate funds. The information presented in this semiannual report pertains only to the USAA Precious Metals and Minerals Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's primary investment objective is to seek long-term capital appreciation and to protect the purchasing power of shareholders' capital against inflation. Current income is a secondary objective. The Fund concentrates its investments in equity securities of domestic and foreign companies engaged in the exploration, mining, or processing of gold and other precious metals and minerals, such as platinum, silver, and diamonds. As such, the Fund may be exposed to more risk than portfolios with a broader industry diversification.

            A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

               1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

20

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           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2005 (UNAUDITED)

               2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

               3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

               4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

               5. Securities for which market quotations are not readily
                  available or are considered unreliable, or whose values have been

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           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2005 (UNAUDITED)

                  materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                  Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

            B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

            C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are

22

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2005 (UNAUDITED)

               amortized on a straight-line basis over the life of the respective securities.

            D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

            E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

               1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

               2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

               The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2005 (UNAUDITED)

               from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

               Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the Fund's tax year-end of May 31, 2006, net realized foreign currency gains/losses will be reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

            F. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended November 30, 2005, brokerage commission recapture credits and custodian and other bank credits reduced the Fund's expenses by $13,000 and $1,000, respectively, resulting in a total reduction in Fund expenses of $14,000.

            G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In

24

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2005 (UNAUDITED)

               addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

            H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

          The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under the agreement, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

          The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

          For the six-month period ended November 30, 2005, the Fund paid CAPCO facility fees of less than $500, which represents 1.0% of total

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2005 (UNAUDITED)

          fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2005.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

          The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2006, in accordance with applicable tax law.

          Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

          Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended November 30, 2005, were $21,284,000 and $57,698,000, respectively.

          As of November 30, 2005, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

          Gross unrealized appreciation and depreciation of investments as of November 30, 2005, were $154,097,000 and $2,815,000, respectively, resulting in net unrealized appreciation of $151,282,000.

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

          A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund may enter into currency contracts in connection with the purchase or sale of a security denominated in a foreign currency.

26

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           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2005 (UNAUDITED)

          These contracts allow the Fund to "lock in" the U.S. dollar price of the security. The Fund may also enter into currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar denominated securities held in the Fund's portfolio. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

          At November 30, 2005, the terms of open foreign currency contracts were as follows (in thousands):

                        FOREIGN CURRENCY CONTRACTS TO BUY
---------------------------------------------------------------------------------
                                                        IN
                                     U.S. DOLLAR     EXCHANGE        UNREALIZED
 EXCHANGE        CONTRACTS TO        VALUE AS OF     FOR U.S.       APPRECIATION
   DATE             DELIVER          11/30/2005       DOLLAR       (DEPRECIATION)
---------------------------------------------------------------------------------
12/02/2005           1,890             $1,620         $1,619             $1
                Canadian Dollar

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

          The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and MetWest retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral. MetWest receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2005 (UNAUDITED)

          when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. For the six-month period ended November 30, 2005, the Fund received securities-lending income of $63,000, which is net of the 20% income retained by MetWest. As of November 30, 2005, the Fund loaned securities having a fair market value of approximately $32,192,000 and received cash collateral of $34,496,000 for the loans. Of this amount, $34,817,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, leaving a bank overdraft of $321,000.

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

            A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Gold Funds Index, which tracks the total return performance of the 10 largest funds in the Lipper Gold Oriented Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

               The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

               The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2005 (UNAUDITED)

               added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                       +/- 0.04%
+/- 4.01% to 7.00%                       +/- 0.05%
+/- 7.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

               Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Gold Funds Index over that period, even if the Fund had overall negative returns during the performance period.

               For the six-month period ended November 30, 2005, the Fund incurred total management fees, paid or payable to the Manager, of $1,229,000, which included a performance adjustment of $51,000 that increased the base management fee of 0.75% by 0.02%.

            B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended November 30, 2005, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $236,000.

               In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2005 (UNAUDITED)

               certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended November 30, 2005, the Fund reimbursed the Manager $8,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

            C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
               Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended November 30, 2005, the Fund incurred transfer agent's fees, paid or payable to SAS, of $370,000.

            D. UNDERWRITING SERVICES - The Manager provides exclusive
               underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

          Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2005 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                       SIX-MONTH
                                      PERIOD ENDED
                                      NOVEMBER 30,                                 YEAR ENDED MAY 31,
                                      ----------------------------------------------------------------------------------------
                                          2005            2005            2004            2003            2002            2001
                                      ----------------------------------------------------------------------------------------
Net asset value at beginning
   of period                          $  13.60        $  14.52        $  10.70        $  11.71        $   5.84         $  4.87
                                      ----------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)(a)         .00(c)          .01            (.07)            .02            (.01)            .01
   Net realized and unrealized
      gain (loss)(a)                      5.16            (.78)           4.75            (.65)           5.93             .98
                                      ----------------------------------------------------------------------------------------
Total from investment operations(a)       5.16            (.77)           4.68            (.63)           5.92             .99
                                      ----------------------------------------------------------------------------------------
Less distributions:
   From net investment income                -               -            (.86)           (.38)           (.05)           (.02)
   From realized capital gains               -            (.15)              -               -               -               -
                                      ----------------------------------------------------------------------------------------
Total distributions                          -            (.15)           (.86)           (.38)           (.05)           (.02)
                                      ----------------------------------------------------------------------------------------
Net asset value at end of period      $  18.76        $  13.60        $  14.52        $  10.70        $  11.71         $  5.84
                                      ========================================================================================
Total return (%)*                        37.94           (5.39)          42.39           (5.11)         101.95           20.50
Net assets at end of period (000)     $352,607        $275,768        $291,609        $156,192        $149,679         $70,459
Ratio of expenses to average
   net assets (%)**(d)                    1.26(b)         1.26            1.26            1.47            1.56            1.68
Ratio of net investment income (loss)
   to average net assets (%)**             .02(b)          .06            (.49)            .20            (.16)            .17
Portfolio turnover (%)                    7.12           26.74           27.09           31.39           40.61           52.74

 *  Assumes reinvestment of all net investment income and realized capital gain distributions during the period. Calculated using net assets adjusted for last day trades and could differ from the Lipper reported return.
**  For the six-month period ended November 30, 2005, average net assets were
    $314,180,000.
(a) Calculated using average shares. For the six-month period ended November 30,
    2005, average shares were 19,394,000.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Represents less than $.01 per share.
(d) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                          (.01%)          (.03%)          (.03%)          (.00%)(+)       (.00%)(+)       (.00%)(+)
    (+) Represents less than 0.01% of average net assets.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2005 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

          As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2005, through November 30, 2005.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

          The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

          The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

32

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2005 (UNAUDITED)

          use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                    EXPENSES PAID
                                       BEGINNING               ENDING               DURING PERIOD*
                                     ACCOUNT VALUE          ACCOUNT VALUE            JUNE 1, 2005-
                                     JUNE 1, 2005         NOVEMBER 30, 2005        NOVEMBER 30, 2005
                                     ---------------------------------------------------------------
Actual                                 $1,000.00              $1,378.70                  $7.45
Hypothetical
   (5% return before expenses)          1,000.00               1,018.81                   6.32

          *Expenses are equal to the Fund's annualized expense ratio of 1.25%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 37.94% for the six-month period of June 1, 2005, through November 30, 2005.

                TRUSTEES      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

           CUSTODIAN AND      State Street Bank and Trust Company
        ACCOUNTING AGENT      P.O. Box 1713
                              Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23408-0106                                   (C)2006, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only material change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA INVESTMENT TRUST (except for the Total Return Strategy Fund)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    January 18, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    January 25, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    January 24, 2006
         ------------------------------


*Print the name and title of each signing officer under his or her signature.